Intangible Assets and Goodwill (Tables)	12 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	2020	2019
Patents	$1,013	$1,013
Customer relationships	2,100	-
Non-compete agreements	250	-
Outsourced vendor relationships	340	340
Non-compete agreements	1,017	1,017
Total intangible assets	4,720	2,370
Accumulated amortization and impairment	(2,370)	(2,370)
Intangible assets, net	$2,350	$-

Schedule of statutory based intangible assets
Acquisition – Trend Discovery	$3,222
Acquisition – Banner Midstream	7,003
Goodwill – March 31, 2020	$10,225